Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of reconciliation of noncontrolling interest
	December 31,	December 31,
	2018	2017
Beginning balance	$2,307,727	$5,012,260
Proportionate share of net income	87,064	668,396
Acquisition of noncontrolling interests in REIT Changjiang (a)	-	(3,970,350)
Foreign currency translation adjustment	(126,806)	597,421
Noncontrolling interest, ending balance	$2,267,985	$2,307,727

(a)

On January 10, 2016, Zhongrong Huanneng Investment (Beijing) Co., Ltd. (“Zhongrong”) signed an equity transfer agreement with Beijing REIT, pursuant to which the shareholders of Zhongrong agreed to transfer all of its equity interests held on behalf of four individual shareholders in REIT Changjiang to Beijing REIT. At the time of the transfer, REIT Changjiang was controlled in majority (84.32%) by the same four individual shareholders as those of Beijing REIT. Zhongrong and Beijing REIT are considered under common control since they are owned by the same four individual shareholders.

During the year ended December 31, 2016, REIT Holdings made a deposit of $565,000 to VBI with the intention to acquire VBI’s 15.68% non-controlling equity interest in REIT Changjiang for $3.3 million. The transaction was completed as of December 31, 2017. As a result, REIT Changjiang is now a wholly owned subsidiary of the Company.